Total operating costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Average number of employees	41,300	32,800	33,100
Commercial
Disclosure of products and services [line items]
Average number of employees	13,000.0	11,600	12,500
Supply chain
Disclosure of products and services [line items]
Average number of employees	23,900	17,100	16,600
Support functions
Disclosure of products and services [line items]
Average number of employees	4,400	4,100	4,000.0